CREDIT IMPAIRMENT CHARGES AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Charges and Provisions

			Group
	2025	2024	2023
	£m	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	209	87	191
Recoveries of loans and advances, net of collection costs	(14)	(23)	10
Off-balance sheet credit exposures (See Note 27)	(2)	7	4
	193	71	205
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	563	687	334
Charge for residual value and voluntary termination	34	2	1
	597	689	335
	790	760	540